Reverse Recapitalization (Details)		9 Months Ended	12 Months Ended
	Mar. 14, 2024 USD ($) shares	Jun. 30, 2025 USD ($) shares	Sep. 30, 2024 USD ($)
Reverse Recapitalization [Line Items]
Cash (in Dollars) | $			$ 1,200
Proceeds from financing activities (in Dollars) | $			3,800,000
Trust account (in Dollars) | $			1,200,000,000
Payments of transaction costs (in Dollars) | $			$ 3,800,000
Exchange ratio	55.1		55.1
Recapitalization proceeds cost (in Dollars) | $		$ 1,200
Financial Advisor [Member]
Reverse Recapitalization [Line Items]
Number of shares issued for services (in Dollars) | $	$ 2,760,000
Underwriter [Member]
Reverse Recapitalization [Line Items]
Shares outstanding	202,500
Graphjet Technology [Member]
Reverse Recapitalization [Line Items]
Remaining outstanding, shares	2,500,100
Shares issued	2,500,100
Number of shares converted	137,750,000
Public Shares [Member]
Reverse Recapitalization [Line Items]
Shares outstanding	323,231
Remaining outstanding, shares	3,403,075
Energem Public Shares [Member]
Reverse Recapitalization [Line Items]
Reverse recapitalization shares outstanding		5,387
Energem Founder Shares [Member]
Reverse Recapitalization [Line Items]
Reverse recapitalization shares outstanding		56,718
Energem’s Financial Advisor Shares [Member]
Reverse Recapitalization [Line Items]
Reverse recapitalization shares outstanding		46,000
Graphjet Shares [Member]
Reverse Recapitalization [Line Items]
Reverse recapitalization issued and outstanding shares		41,668
Reverse recapitalization converted shares		2,295,833
Underwriter Shares [Member]
Reverse Recapitalization [Line Items]
Reverse recapitalization underwriter shares		3,375